OPPORTUNITY VARIABLE ANNUITY
UNION SECURITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 1, 2023

This updating summary prospectus provides updated information about Opportunity Variable Annuity, an individual deferred flexible premium variable annuity contract. The contract is issued by us, Union Security Insurance Company and administered by Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”).
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=34956F307. You can also obtain this information at no cost by calling 1-800-862-6668 or by sending an email request as instructed below.
Additional information about certain investment products, including variable annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@talcottresolution.com
c.Visiting:     www.talcottresolution.com
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Page
Special Terms	3
Updated Information About Your Contract	3
Key Information Table	3
Appendix A Funds Available Under the Contract	APP A-1

Special Terms Used in this Summary Prospectus

Contract Value	The total value of your investments in the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	A fixed account option that guarantees principal and a rate of interest. Effective October 4, 2013, we no longer accept new allocations or premium payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
Sub-Account	A fund option under the contract. There is a Sub-Account that corresponds to each fund that is available under the contract.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since May 2, 2022, This does not reflect all of the changes that have occurred since you entered into your contract.

Summary of recent contract changes:
Changes for all Contracts:
• Effective on or about September 1, 2023, Talcott Resolution’s corporate office address will be 1 American Row, Hartford, CT 06103. This does not change our Administrative Office mailing address.

Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
•If you withdraw money from your contract within 6 years following your last premium payment, you may be assessed a surrender charge of up to 5% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $5,000.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Transaction Charges	In addition to surrender charges (if any), you may also be charged for other transactions under your contract. •There is a $100 charge for each 403(b) Contract loan.			4. Fee Table
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees

	Annual Fee	Minimum	Maximum
	Base Contract (varies by contract class)	1.36%¹	1.36%¹
	Investment Options (fund fees and expenses)	0.14%²	0.88%²
1 As a percentage of average daily Sub-Account Values. [2] As a percentage of fund net assets.
Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,791	Highest Annual Cost: $2,588
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000

	•5% annual appreciation	•5% annual appreciation
	•Least expensive fund fees and expenses	•Most expensive fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract, including loss of principal.		5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF and any Guarantee Period), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Union Security, including our financial strength ratings, is available upon request by visiting www.cunamutual.com or by calling 1-800-356-2644.
	RESTRICTIONS		Location in Prospectus
Investments
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Funds Available under the Contract
	TAXES		Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
12. Federal Tax Considerations/Important Information Regarding Tax-Qualified Plans
	CONFLICTS OF INTEREST		Location in Prospectus

Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
11. Miscellaneous - (e) How Contracts Were Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7.a. Purchases and Contract Value - Replacement of Annuities

.Appendix A — Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=34956F307.
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.14%	(18.23)%	9.26%	12.29%
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	(13.42)%	6.11%	8.19%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	(15.30)%	7.68%	10.89%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	(18.96)%	9.56%	13.12%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	(8.93)%	9.54%	12.19%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	(18.14)%	1.78%	5.13%
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	(24.30)%	5.06%	10.93%
U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.64%	(28.46)%	3.52%	9.36%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	(5.14)%	11.73%	12.98%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	(14.21)%	0.34%	1.50%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	(0.17)%	1.09%	0.76%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.28%	1.45%	1.04%	0.59%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.68%	(10.29)%	(0.12)%	0.43%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.88%	(9.55)%	1.36%	2.92%

*	Annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) shown below for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=34956F307
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=34956F307
EDGAR Identifier:    C000007044
APP A-1